FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).




                     NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (unaudited)

----------------------------------------------------------------------------------------------------------------------------------
     Face Amount        General Obligation Bonds (44.5%)                                      Ratings Moody's,          Value (a)
                                                                                               S&P or Fitch
---------------------- -----------------------------------------------------------------------------------------------------------

                       Coventry, Rhode Island
         $    550,000       5.000%, 11/01/16  AMBAC Insured                                  Aaa+   /  AAA+++         $   598,004
              550,000       5.000%, 11/01/17 AMBAC Insured                                   Aaa+   /  AAA+++             591,250

                        Cranston, Rhode Island
              300,000        5.500%, 06/15/07 MBIA Insured                                   Aaa+   /   AAA++             314,148
            1,000,000        3.125%, 02/15/11 FSA Insured                                    Aaa+   /   AAA++           1,001,410
              500,000        5.450%, 11/15/11 FGIC Insured                                   Aaa+   /   AAA++             562,685

                        Cumberland, Rhode Island
              250,000        3.750%, 02/01/13 FGIC Insured                                   Aaa+   /   AAA++             255,923
              250,000        4.000%, 02/01/14 FGIC Insured                                   Aaa+   /   AAA++             258,218
              250,000        4.000%, 02/01/15 FGIC Insured                                   Aaa+   /   AAA++             256,040
              500,000        5.000%, 08/01/15 MBIA Insured                                   Aaa+   /   AAA++             532,375
              250,000        4.000%, 02/01/16 FGIC Insured                                   Aaa+   /   AAA++             254,242
              250,000        4.100%, 02/01/17 FGIC Insured                                   Aaa+   /   AAA++             254,402
              250,000        4.150%, 02/01/18 FGIC Insured                                   Aaa+   /   AAA++             252,797
            1,255,000        5.000%, 10/01/18 MBIA Insured                                   Aaa+   /   AAA++           1,339,524
            1,040,000        5.200%, 10/01/21 MBIA Insured                                   Aaa+   /   AAA++           1,120,028

                        East Providence, Rhode Island
              500,000        5.400%, 05/15/07  MBIA Insured                                  Aaa+   /   AAA++             520,710

                        Lincoln, Rhode Island
              400,000        5.100%, 01/15/06 MBIA Insured                                   Aaa+   /   AAA++             408,292
              250,000        5.750%, 08/01/15 FGIC Insured                                   Aaa+   /  AAA+++             263,540

                       New Shoreham, Rhode Island
              245,000       4.000%, 11/15/15 AMBAC Insured                                   Aaa+   /   AAA++             250,792
              255,000       4.250%, 11/15/16 AMBAC Insured                                   Aaa+   /   AAA++             263,657
              270,000       4.250%, 11/15/17 AMBAC Insured                                   Aaa+   /   AAA++             277,455
              910,000       4.800%, 04/15/18 AMBAC Insured                                   Aaa+   /   AAA++             957,511
              285,000       4.500%, 11/15/18 AMBAC Insured                                   Aaa+   /   AAA++             294,978
            1,105,000       5.000%, 04/15/22 AMBAC Insured                                   Aaa+   /   AAA++           1,157,178

                        Newport, Rhode Island
              250,000        4.900%, 05/15/06  FGIC Insured                                  Aaa+   /   AAA++             255,857
              500,000        5.000%, 05/15/07  FGIC Insured                                  Aaa+   /   AAA++             512,080
              150,000        6.550%, 08/15/07 MBIA Insured                                   Aaa+   /   AAA++             152,809
              500,000        5.100%, 05/15/08  FGIC Insured                                  Aaa+   /   AAA++             512,135
            1,000,000        4.500%, 11/01/15 AMBAC Insured                                  Aaa+   /  AAA+++           1,059,640
            1,000,000        4.750%, 11/01/18 AMBAC Insured                                  Aaa+   /  AAA+++           1,053,960
              800,000        5.000%, 11/01/20 AMBAC Insured                                  Aaa+   /  AAA+++             851,824

                        North Providence, Rhode Island
              400,000        5.700%, 07/01/08 MBIA Insured                                   Aaa+   /   AAA++             446,132
              500,000        3.500%, 10/15/13 FSA Insured                                    Aaa+   /   AAA++             503,080
              500,000        4.700%, 09/15/14 FSA Insured                                    Aaa+   /   AAA++             535,425
              500,000        3.650%, 10/15/14 FSA Insured                                    Aaa+   /   AAA++             504,215
              500,000        3.750%, 10/15/15 FSA Insured                                    Aaa+   /   AAA++             501,135

                        Pawtucket, Rhode Island
              600,000        4.300%, 09/15/09 AMBAC Insured                                  Aaa+   /  AAA+++             643,860
              795,000        3.500%, 04/15/10  AMBAC Insured                                 Aaa+   /  AAA+++             817,968
              250,000        4.400%, 09/15/10 AMBAC Insured                                  Aaa+   /  AAA+++             269,205
              825,000        3.500%, 04/15/11 AMBAC Insured                                  Aaa+   /  AAA+++             844,363
              850,000        3.625%, 04/15/12 AMBAC Insured                                  Aaa+   /  AAA+++             869,414
              880,000        3.750%, 04/15/13 AMBAC Insured                                  Aaa+   /  AAA+++             899,122
              910,000        4.000%, 04/15/14 AMBAC Insured                                  Aaa+   /  AAA+++             937,446

                        Providence, Rhode Island
              700,000        5.500%, 01/15/11 FSA Insured                                    Aaa+   /   AAA++             755,727
            1,925,000        5.200%, 04/01/11 AMBAC Insured                                  Aaa+   /  AAA+++           2,133,554
            1,000,000        3.600% 7/15/2013 Series A FSA Insured                           Aaa+   /   AAA++           1,013,510
            1,000,000        5.000%, 01/15/16  FGIC Insured                                  Aaa+   /   AAA++           1,085,390
            1,000,000        5.000%, 01/15/17 FGIC Insured                                   Aaa+   /   AAA++           1,074,300
            1,000,000        5.000%, 01/15/18 FGIC Insured                                   Aaa+   /   AAA++           1,065,640

                        Rhode Island Consolidated Capital Development Loan
            1,000,000        5.250%, 11/01/11 Series C MBIA Insured                          Aaa+   /   AAA++           1,128,800
            1,000,000        5.000%, 06/01/14 Series B FGIC Insured                          Aaa+   /   AAA++           1,088,950
            1,000,000        5.000%, 09/01/14 Series A FGIC Insured                          Aaa+   /   AAA++           1,076,690
            2,000,000        5.000%, 08/01/15 Series B FGIC Insured                          Aaa+   /   AAA++           2,160,400
            1,500,000        4.750%, 09/01/17 Series A FGIC Insured                          Aaa+   /   AAA++           1,562,340

                        South Kingstown, Rhode Island
              500,000        5.500%, 06/15/12 FGIC Insured                                   Aaa+   /  AAA+++             566,655

                        State of Rhode Island
            1,000,000        5.000%, 07/15/05 FGIC Insured                                   Aaa+   /   AAA++           1,026,070
            1,000,000        5.125%, 07/15/11 FGIC Insured                                   Aaa+   /   AAA++           1,086,870
            4,000,000        5.000%, 08/01/14 FGIC Insured                                   Aaa+   /   AAA++           4,363,680
            1,500,000        5.000%, 09/01/15  FGIC Insured                                  Aaa+   /   AAA++           1,601,895
            2,000,000        5.250%, 11/01/17  FGIC Insured                                  Aaa+   /   AAA++           2,224,900
            2,500,000        5.000%, 09/01/18 MBIA Insured                                   Aaa+   /   AAA++           2,682,575
            2,000,000        5.000%, 09/01/19 MBIA Insured                                   Aaa+   /   AAA++           2,139,400
            1,500,000        5.000%, 09/01/20 MBIA Insured                                   Aaa+   /   AAA++           1,595,205

                         Warwick, Rhode Island
              665,000        4.250%, 07/15/14 AMBAC Insured                                  Aaa+   /   AAA++             696,827
              195,000        5.600%, 08/01/14 FSA Insured                                    Aaa+   /   AAA++             211,292
              700,000        4.375%, 07/15/15 AMBAC Insured                                  Aaa+   /   AAA++             733,579
              770,000        4.600%, 07/15/17 AMBAC Insured                                  Aaa+   /   AAA++             808,454
            1,000,000        5.000%, 03/01/18 FGIC Insured                                   Aaa+   /   AAA++           1,071,520
              810,000        4.700%, 07/15/18 AMBAC Insured                                  Aaa+   /   AAA++             848,086
            1,000,000        5.000%, 01/15/19 FGIC Insured                                   Aaa+   /   AAA++           1,064,490
              855,000        4.750%, 07/15/19 AMBAC Insured                                  Aaa+   /   AAA++             890,483
              500,000        5.000%, 01/15/20 FGIC Insured                                   Aaa+   /   AAA++             529,670

                        West Warwick, Rhode Island
              500,000        4.875%, 03/01/16 AMBAC Insured                                  Aaa+   /  AAA+++             535,730
              670,000        5.000%, 03/01/17 AMBAC Insured                                  Aaa+   /  AAA+++             716,987
              700,000        5.050%, 03/01/18 AMBAC Insured                                  Aaa+   /  AAA+++             749,462
              735,000        5.100%, 03/01/19 AMBAC Insured                                  Aaa+   /  AAA+++             790,250

                         Woonsocket, Rhode Island
              385,000        5.125%, 03/01/11 MBIA Insured                                   Aaa+   /   AAA++             393,809
              655,000        4.450%, 12/15/12 FGIC Insured                                   Aaa+   /  AAA+++             696,468
              685,000        4.550%, 12/15/13 FGIC Insured                                   Aaa+   /  AAA+++             726,860

                                                                                                                 -----------------
                           Total General Obligation Bonds                                                              67,051,347
                                                                                                                 -----------------

                        Revenue Bonds (53.4%)
                       -------------------------------------------------------------

                        Development Revenue Bonds (9.1%)
                       -------------------------------------------------------------

                        Rhode Island Convention Center Authority
              500,000        5.000%, 05/15/07 Series 1993 B MBIA Insured                     Aaa+   /   AAA++             535,985
            2,000,000        5.000%, 05/15/23 Series 1993 C MBIA Insured                     Aaa+   /   AAA++           2,023,040

                        Rhode Island Public Building Authority State Public Projects
            1,000,000        5.250%, 02/01/09 Series 1998 A AMBAC Insured                    Aaa+   /   AAA++           1,099,690
              500,000        5.000%, 12/15/09  Series 1999 A AMBAC Insured                   Aaa+   /   AAA++             553,835
            1,000,000        5.250%, 12/15/14 Series 1998 FSA Insured                        Aaa+   /   AAA++           1,110,710
              500,000        5.500%, 12/15/14 Series 1996 B MBIA Insured                     Aaa+   /   AAA++             545,015
              500,000        5.500%, 12/15/15  Series 1996 B MBIA Insured                    Aaa+   /   AAA++             545,015

                        Rhode Island State Economic Development Corp.,
                         Airport Revenue
            1,000,000        5.000%, 07/01/18 Series B FSA Insured                           Aaa+   /   AAA++           1,060,510

                       Rhode Island State Economic Development Corp., Motor Fuel
                       Tax Revenue (Rhode Island Department of Transportation)
            2,000,000       3.875%, 06/15/14 Series A AMBAC Insured                          Aaa+   /   AAA++           2,049,680
            1,000,000       4.000%, 06/15/15 Series A AMBAC Insured                          Aaa+   /   AAA++           1,025,080

                        Rhode Island State Economic Development Corp.,
                        University of Rhode Island
              750,000        4.800%, 11/01/11 Series 1999 FSA Insured                        Aaa+   /    NR               812,138
              750,000        4.900%, 11/01/12 Series 1999 FSA Insured                        Aaa+   /    NR               810,863
              750,000        4.900%, 11/01/13 Series 1999 FSA Insured                        Aaa+   /    NR               807,585
              750,000        5.000%, 11/01/14 Series 1999 FSA Insured                        Aaa+   /    NR               812,145

                                                                                                                 -----------------
                        Total Development Revenue Bonds                                                                13,791,291
                                                                                                                 -----------------

                        Higher Education Revenue Bonds (27.6%)
                       -------------------------------------------------------------

                        Providence, Rhode Island Public Building Authority,
                        School Projects
            1,395,000        4.000%, 12/15/12  Series 2003 A  MBIA Insured                   Aaa+   /   AAA++           1,461,500
            1,450,000        4.000%, 12/15/13  Series 2003 A  MBIA Insured                   Aaa+   /   AAA++           1,509,595
            1,505,000        4.000%, 12/15/14  Series 2003 A  MBIA Insured                   Aaa+   /   AAA++           1,553,807
            1,570,000        4.000%, 12/15/15  Series 2003 A  MBIA Insured                   Aaa+   /   AAA++           1,607,429
            1,630,000        4.000%, 12/15/16  Series 2003 A  MBIA Insured                   Aaa+   /   AAA++           1,657,302

                        Rhode Island Health & Education Building Corp.,
                        Brown University
            2,000,000        5.250%, 09/01/17 Series 1993 MBIA Insured                       AAA++  /  AAA+++           2,193,700
            1,000,000        5.000%, 09/01/23 Series 1993 MBIA Insured                       Aaa+   /   AAA++           1,031,880

                        Rhode Island Health & Education Building Corp.,
                        Bryant College
            1,000,000        5.125%, 06/01/19 AMBAC Insured                                  Aaa+   /   AAA++           1,072,140
              230,000        5.000%, 12/01/21 AMBAC Insured                                  Aaa+   /   AAA++             243,004

                        Rhode Island Health & Education Building Corp. Higher
                        Educational Facilities
              500,000        3.500%, 09/15/13 Series 2003 B MBIA Insured                     Aaa+   /   AAA++             501,140
            1,010,000        3.625%, 09/15/14 Series 2003 B MBIA Insured                     Aaa+   /   AAA++           1,008,727
              600,000        3.625%, 09/15/14 Series 2003 C MBIA Insured                     Aaa+   /   AAA++             599,244
            1,050,000        4.000%, 09/15/15 Series 2003 B MBIA Insured                     Aaa+   /   AAA++           1,077,006
              500,000        4.000%, 09/15/15  Series 2003 C MBIA Insured                    Aaa+   /   AAA++             510,945
            1,040,000        4.000%, 09/15/16 Series 2003 B MBIA Insured                     Aaa+   /   AAA++           1,058,793
              500,000        4.000%, 09/15/16 Series 2003 C MBIA Insured                     Aaa+   /   AAA++             507,135

                        Rhode Island Health & Education Building Corp.,  Johnson
                        & Wales University
            1,360,000        4.000%, 04/01/12 Series 2003 XLCA Insured                       Aaa+   /   AAA++           1,419,949
            3,210,000        4.000%, 04/01/13 Series 2003 XLCA Insured                       Aaa+   /   AAA++           3,334,163
            2,000,000        4.000%, 04/01/14  Series 2003 XLCA Insured                      Aaa+   /   AAA++           2,059,540
              465,000        5.500%, 04/01/15 1999 Series A MBIA Insured                     Aaa+   /   AAA++             538,968
              900,000        5.500%, 04/01/16   1999 Series A MBIA Insured                   Aaa+   /   AAA++           1,045,008
              785,000        5.500%, 04/01/17  1999 Series A MBIA Insured                    Aaa+   /   AAA++             912,468

                         Rhode Island Health & Education Building Corp.,
                         Rhode Island School of Design
              505,000       4.700%, 06/01/18 Series 2001 MBIA Insured                        Aaa+   /   AAA++             531,002
              280,000       4.750%, 06/01/19 Series 2001 MBIA Insured                        Aaa+   /   AAA++             293,759

                        Rhode Island Health & Education Building Corp.,
                        Roger Williams University
            1,000,000        5.500%, 11/15/11 Series 1996 S AMBAC Insured                     NR    /   AAA++           1,087,870
              500,000        5.125%, 11/15/11 AMBAC Insured                                  Aaa+   /   AAA++             547,595
            1,000,000        5.125%, 11/15/14 Series 1996 S AMBAC Insured                    Aaa+   /   AAA++           1,104,210
            1,000,000        5.000%, 11/15/18 Series 1996 S AMBAC Insured                    Aaa+   /   AAA++           1,065,530

                        Rhode Island Health & Education Facilities Authority
                        Providence College
            1,000,000        4.250%, 11/01/14 XLCA Insured                                   Aaa+   /   AAA++           1,050,700
            2,500,000        4.375%, 11/01/15 XLCA Insured                                   Aaa+   /   AAA++           2,627,025
            2,500,000        4.500%, 11/01/16 XLCA Insured                                   Aaa+   /   AAA++           2,631,200
            1,000,000        4.500%, 11/01/17 XLCA Insured                                   Aaa+   /   AAA++           1,041,570

                        Providence, Rhode Island Public Building School & Public
                        Facilities Project
            1,500,000        5.250%, 12/15/17 AMBAC Insured                                  Aaa+   /   AAA++           1,652,430
            1,000,000        5.250%, 12/15/19 AMBAC Insured                                  Aaa+   /   AAA++           1,094,100

                                                                                                                 -----------------
                        Total Higher Education Revenue Bonds                                                           41,630,434
                                                                                                                 -----------------

                        Pollution Control Revenue Bonds (4.5%)
                       -------------------------------------------------------------

                        Rhode Island Clean Water Finance Agency,  Water Pollution
                        Control Bonds
            1,800,000        5.000%, 10/01/18  Series 2002 B MBIA Insured                    Aaa+   /   AAA++           1,923,318
            4,765,000        4.375%, 10/01/21  Series 2002 B MBIA Insured                    Aaa+   /   AAA++           4,795,353

                                                                                                                 -----------------
                        Total Pollution Control Revenue Bonds                                                           6,718,671
                                                                                                                 -----------------

                        Water and Sewer Revenue Bonds (8.4%)
                       -------------------------------------------------------------

                        Bristol County, Rhode Island Water Authority
              300,000        5.000%, 12/01/08 Series 1997 A  MBIA Insured                    Aaa+   /   AAA++             316,263
              750,000        5.250%, 07/01/17 Series 1997 A  MBIA Insured                    Aaa+   /   AAA++             811,875

                        Kent County, Rhode Island Water Authority Revenue Bonds
              500,000        4.000%, 07/15/12  Series 2002 A MBIA Insured                    Aaa+   /   AAA++             522,770
            1,055,000        4.150%, 07/15/14  Series 2002 A MBIA Insured                    Aaa+   /   AAA++           1,098,371

                        Rhode Island Clean Water Protection
              200,000        5.300%, 10/01/07 1993 Series 1993 A MBIA Insured                Aaa+   /   AAA++             217,536
              300,000        5.400%, 10/01/09 1993 Series 1993 A MBIA Insured                Aaa+   /   AAA++             336,675
              500,000        4.500%, 10/01/11 1993 Series 1993 B AMBAC Insured               Aaa+   /   AAA++             529,750

                        Rhode Island Clean Water Protection Finance Agency,
            1,000,000        5.125%, 10/01/11  Series 1999 C MBIA Insured                    Aaa+   /   AAA++           1,105,100
              500,000        4.600%, 10/01/13 Series A AMBAC Insured                         Aaa+   /   AAA++             526,850
              500,000        4.750%, 10/01/14  Series A AMBAC Insured                        Aaa+   /   AAA++             527,445
            1,250,000        5.400%, 10/01/15 Series A MBIA Insured                          Aaa+   /   AAA++           1,445,338
            2,000,000        4.750%, 10/01/18 Series A AMBAC Insured                         Aaa+   /   AAA++           2,068,140
              500,000        4.750%, 10/01/20 Series A AMBAC Insured                         Aaa+   /   AAA++             514,300

                        Rhode Island Water Resources Board Public Drinking Water
                        Protection Revenue Bond
            1,500,000        4.000%, 03/01/14 MBIA Insured                                   Aaa+   /   AAA++           1,544,565
            1,000,000        4.250%, 03/01/15 MBIA Insured                                   Aaa+   /   AAA++           1,041,240

                                                                                                                 -----------------
                        Total Water and Sewer Revenue Bonds                                                            12,606,218
                                                                                                                 -----------------

                        Other Revenue Bonds (3.8%)
                       -------------------------------------------------------------

                        Rhode Island State Capital Development Loan
            1,500,000        5.400%, 08/01/08 MBIA Insured                                   Aaa+   /   AAA++           1,610,850
            1,135,000        5.000%, 08/01/11 MBIA Insured                                   Aaa+   /   AAA++           1,236,719

                        State of Rhode Island Certificates of Participation,
                        Howard Center Improvements
              400,000        5.250%, 10/01/10 MBIA Insured                                   Aaa+   /   AAA++             436,052
              200,000        5.375%, 10/01/16 MBIA Insured                                   Aaa+   /   AAA++             218,438

                        State of Rhode Island Depositors Economic Protection Corp.
              135,000        5.500%, 08/01/06 Series 1992 B MBIA Insured                     Aaa+   /   AAA++             143,911
              300,000        5.800%, 08/01/09 Series 1993 B MBIA Insured                     Aaa+   /   AAA++             343,086
              500,000        6.000%, 08/01/17 Series1992 B MBIA Insured                      Aaa+   /   AAA++             539,620
            1,045,000        5.250%, 08/01/21 Series 1993 B MBIA Insured
                                              (Escrowed to Maturity)                         Aaa+   /   AAA++           1,176,242

                                                                                                                 -----------------
                        Total Other Revenue Bonds                                                                       5,704,918
                                                                                                                 -----------------

                        Total Revenue Bonds                                                                            80,451,532
                                                                                                                 -----------------

                        Total Investments (cost $140,208,207*)                        97.9%                           147,502,879

                        Other assets less liabilities                                  2.1                              3,124,217
                                                                                       ----                           -----------

                        Net Assets                                                   100.0%                          $150,627,096
                                                                                     ------                          ============

                       * See note b .

                       Rating Services:
                       +Moody's Investors Service
                       ++Standard & Poor's
                       +++ Fitch
                       NR - Not rated by two of the ratings services

                            PORTFOLIO ABBREVIATIONS:

                       AMBAC - American Municipal Bond Assurance Corp.
                       FGI   - Financial Guaranty Insurance Co.
                       FSA   - Financial Security Assurance
                       MBIA  - Municipal Bond Investors Assurance
                       XLCA  - XL Capital Assurance

                       ---------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $140,178,582 amounted to $7,324,297, which consisted of aggregate gross unrealized appreciation of $7,341,938 and aggregate gross unrealized depreciation of $17,641.











Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair and President
      November 29, 2004

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004